May 01, 2017

EQ ADVISORS TRUSTSM

1290 VT SMARTBETA EQUITY PORTFOLIO

SUPPLEMENT DATED DECEMBER 21, 2017 TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus of EQ Advisors Trust (the “Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, Summary Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding investment strategy changes for the 1290 VT SmartBeta Equity Portfolio (“Portfolio”).

Information Regarding

1290 VT SmartBeta Equity Portfolio

Effective January 1, 2018, the third paragraph in the section of the Prospectus entitled “1290 VT SmartBeta Equity Portfolio-Class IB and K Shares – Investments, Risks, and Performance – Principal Investment Strategy” is amended to include the following information:

The Sub-Adviser also integrates Environmental, Social and Governance (“ESG”) filters into its portfolio construction process based on the Sub-Adviser’s proprietary ESG framework and corresponding scoring that seeks to identify the most material ESG issues and weights these to reflect the different ESG sensitivities of different market sectors.

Effective January 1, 2018, the section of the Prospectus entitled “1290 VT SmartBeta Equity Portfolio-Class IB and K Shares – Investments, Risks, and Performance – Principal Risks” is amended to include the following information:

Responsible Investing Risk: Consideration of environmental, social and governance (“ESG”) factors in the investment process may limit the types and number of investment opportunities available to the Portfolio, and therefore carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not consider ESG factors. The application of ESG screens may affect the Portfolio’s exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, the Sub-Adviser may be unsuccessful in creating a portfolio that consists of companies that exhibit more positive ESG characteristics or a portfolio that assigns more weight to such companies.